Supplementary Balance Sheet Information (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Text Block Supplement [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31,
	2019	2018

Payroll and related amounts	0	0
Accrued expenses	142	141
	142	141